LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Principal Amount	Value (U.S. $)
CORPORATE BONDS–97.75%
Aerospace & Defense–1.58%
Boeing Co.
2.20% 2/4/26	1,000,000	$962,989
2.25% 6/15/26	250,000	238,578
2.70% 2/1/27	500,000	474,281
3.10% 5/1/26	350,000	339,293
5.04% 5/1/27	500,000	501,513
6.26% 5/1/27	70,000	72,304
General Dynamics Corp. 3.50% 4/1/27	250,000	247,586
Howmet Aerospace, Inc. 5.90% 2/1/27	150,000	155,432
L3Harris Technologies, Inc. 3.85% 12/15/26	250,000	248,304
Lockheed Martin Corp. 3.55% 1/15/26	350,000	347,564
Northrop Grumman Corp. 3.20% 2/1/27	150,000	147,003
RTX Corp.
2.65% 11/1/26	250,000	242,723
3.13% 5/4/27	500,000	487,872
5.00% 2/27/26	55,000	55,533
5.75% 11/8/26	175,000	180,413
		4,701,388
Agriculture–1.21%
Altria Group, Inc. 2.63% 9/16/26	350,000	339,282
Archer-Daniels-Midland Co. 2.50% 8/11/26	250,000	243,170
BAT Capital Corp.
3.22% 9/6/26	250,000	244,688
3.56% 8/15/27	500,000	489,776
4.70% 4/2/27	250,000	252,228
BAT International Finance PLC 1.67% 3/25/26	500,000	480,395
Bunge Ltd. Finance Corp. 3.75% 9/25/27	400,000	395,543
Philip Morris International, Inc.
0.88% 5/1/26	250,000	237,599
3.13% 8/17/27	250,000	244,940
4.75% 2/12/27	70,000	71,107
4.88% 2/13/26	490,000	494,805
5.00% 11/17/25	120,000	120,881
		3,614,414
Airlines–0.18%
♦American Airlines 2015-2 Class AA Pass Through Trust 3.60% 3/22/29	298,657	289,317
Southwest Airlines Co. 5.13% 6/15/27	250,000	254,609
		543,926
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Apparel–0.22%
NIKE, Inc. 2.38% 11/1/26	250,000	$242,530
Tapestry, Inc.
4.13% 7/15/27	250,000	246,110
7.00% 11/27/26	85,000	87,943
7.05% 11/27/25	65,000	66,286
		642,869
Auto Manufacturers–4.57%
American Honda Finance Corp.
2.35% 1/8/27	150,000	144,307
4.40% 10/5/26	250,000	251,646
4.75% 1/12/26	125,000	125,935
4.90% 3/12/27	400,000	407,898
4.90% 7/9/27	70,000	71,537
4.95% 1/9/26	95,000	95,863
5.25% 7/7/26	150,000	152,860
Ford Motor Co. 4.35% 12/8/26	500,000	495,728
Ford Motor Credit Co. LLC
2.70% 8/10/26	1,500,000	1,441,086
4.13% 8/17/27	250,000	243,502
4.27% 1/9/27	250,000	245,623
4.39% 1/8/26	1,000,000	991,296
4.95% 5/28/27	350,000	349,143
5.13% 11/5/26	240,000	241,154
5.80% 3/5/27	250,000	254,569
5.85% 5/17/27	200,000	203,610
General Motors Financial Co., Inc.
1.50% 6/10/26	350,000	332,922
2.35% 2/26/27	250,000	237,988
2.70% 8/20/27	350,000	333,203
4.00% 10/6/26	300,000	297,578
5.00% 4/9/27	250,000	252,763
5.25% 3/1/26	500,000	503,355
5.35% 7/15/27	150,000	153,455
5.40% 4/6/26	185,000	187,237
5.40% 5/8/27	700,000	714,811
6.05% 10/10/25	450,000	455,524
Honda Motor Co. Ltd. 2.53% 3/10/27	250,000	241,460
PACCAR Financial Corp.
4.45% 3/30/26	200,000	201,406
4.45% 8/6/27	235,000	238,698
4.95% 10/3/25	100,000	100,746
5.00% 5/13/27	200,000	205,398
5.20% 11/9/26	165,000	169,522
Toyota Motor Corp. 5.28% 7/13/26	120,000	122,623
Toyota Motor Credit Corp.
1.13% 6/18/26	250,000	238,349
1.15% 8/13/27	250,000	231,202
3.05% 3/22/27	250,000	245,091
4.45% 5/18/26	250,000	251,802
4.55% 8/7/26	85,000	85,915
LVIP SSGA Short-Term Bond Index Fund–1

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
Toyota Motor Credit Corp. (continued)
4.55% 9/20/27	400,000	$406,437
4.80% 1/5/26	200,000	201,862
5.00% 8/14/26	250,000	254,532
5.00% 3/19/27	415,000	425,298
5.20% 5/15/26	350,000	356,639
5.40% 11/10/25	200,000	202,721
5.40% 11/20/26	250,000	257,187
		13,621,481
Auto Parts & Equipment–0.28%
BorgWarner, Inc. 2.65% 7/1/27	250,000	240,213
Magna International, Inc.
4.15% 10/1/25	350,000	348,855
5.98% 3/21/26	250,000	250,080
		839,148
Banks–33.36%
Australia & New Zealand Banking Group Ltd.
3.70% 11/16/25	250,000	248,645
3.92% 9/30/27	200,000	199,667
4.90% 7/16/27	250,000	256,547
Banco Santander SA
μ1.72% 9/14/27	200,000	189,462
1.85% 3/25/26	200,000	192,263
μ4.18% 3/24/28	200,000	198,090
4.25% 4/11/27	400,000	398,239
5.18% 11/19/25	250,000	250,332
5.29% 8/18/27	400,000	409,142
μ5.37% 7/15/28	200,000	204,708
μ5.55% 3/14/28	200,000	204,345
μ6.53% 11/7/27	400,000	417,349
Bank of America Corp.
μ1.20% 10/24/26	500,000	482,517
μ1.73% 7/22/27	500,000	477,344
μ2.55% 2/4/28	1,000,000	960,783
3.50% 4/19/26	750,000	742,662
μ3.59% 7/21/28	1,000,000	981,581
μ3.71% 4/24/28	1,250,000	1,231,902
μ3.82% 1/20/28	1,100,000	1,088,098
4.25% 10/22/26	500,000	499,749
4.45% 3/3/26	350,000	350,480
μ5.08% 1/20/27	650,000	655,284
μ5.93% 9/15/27	750,000	772,277
Bank of America NA 5.53% 8/18/26	350,000	359,361
Bank of Montreal
2.65% 3/8/27	750,000	725,265
μ4.57% 9/10/27	100,000	100,747
5.27% 12/11/26	210,000	214,977
5.30% 6/5/26	400,000	407,341
5.37% 6/4/27	350,000	361,989
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Bank of New York Mellon Corp.
0.75% 1/28/26	350,000	$334,827
2.80% 5/4/26	250,000	244,904
μ3.99% 6/13/28	250,000	248,772
μ4.89% 7/21/28	200,000	203,699
μ4.95% 4/26/27	615,000	620,953
Bank of Nova Scotia
1.05% 3/2/26	350,000	335,014
1.35% 6/24/26	500,000	477,630
2.70% 8/3/26	500,000	487,326
μ4.40% 9/8/28	190,000	190,650
4.50% 12/16/25	250,000	249,390
5.35% 12/7/26	250,000	256,337
5.40% 6/4/27	125,000	128,898
Barclays PLC
μ4.84% 9/10/28	200,000	201,682
5.20% 5/12/26	500,000	503,120
μ5.50% 8/9/28	250,000	256,458
μ5.67% 3/12/28	225,000	231,164
μ5.83% 5/9/27	875,000	891,640
μ6.50% 9/13/27	500,000	517,910
μ7.33% 11/2/26	500,000	513,053
Canadian Imperial Bank of Commerce
0.95% 10/23/25	250,000	241,279
μ4.51% 9/11/27	190,000	190,983
5.24% 6/28/27	250,000	256,863
5.62% 7/17/26	300,000	307,566
5.93% 10/2/26	250,000	258,300
Citibank NA
4.93% 8/6/26	375,000	380,525
5.44% 4/30/26	405,000	412,865
5.49% 12/4/26	390,000	401,252
Citigroup, Inc.
μ1.12% 1/28/27	750,000	717,526
μ3.07% 2/24/28	1,500,000	1,457,858
3.20% 10/21/26	500,000	489,737
3.40% 5/1/26	850,000	838,827
μ3.67% 7/24/28	850,000	834,859
μ3.89% 1/10/28	750,000	742,465
4.60% 3/9/26	250,000	250,664
μCitizens Bank NA 4.58% 8/9/28	350,000	349,620
Commonwealth Bank of Australia 5.32% 3/13/26	250,000	254,633
Cooperatieve Rabobank UA 4.33% 8/28/26	250,000	251,592
Deutsche Bank AG
1.69% 3/19/26	350,000	337,163
μ2.13% 11/24/26	250,000	242,096
μ2.55% 1/7/28	750,000	714,924
5.37% 9/9/27	200,000	206,182
μ5.71% 2/8/28	225,000	229,866
μ7.15% 7/13/27	265,000	275,836
LVIP SSGA Short-Term Bond Index Fund–2

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Discover Bank 3.45% 7/27/26	250,000	$244,736
Fifth Third Bank NA 2.25% 2/1/27	500,000	477,580
μGoldman Sachs Bank USA
5.28% 3/18/27	750,000	759,689
5.41% 5/21/27	335,000	340,423
Goldman Sachs Group, Inc.
μ1.43% 3/9/27	500,000	478,258
μ1.54% 9/10/27	1,000,000	947,715
μ2.64% 2/24/28	1,750,000	1,682,078
μ3.62% 3/15/28	750,000	737,879
μ3.69% 6/5/28	750,000	738,127
4.25% 10/21/25	700,000	697,395
μ4.39% 6/15/27	1,000,000	1,002,207
μ4.48% 8/23/28	500,000	502,643
μHSBC Holdings PLC
2.01% 9/22/28	600,000	559,808
4.04% 3/13/28	750,000	742,280
4.76% 6/9/28	250,000	251,792
5.21% 8/11/28	350,000	357,118
5.89% 8/14/27	750,000	770,353
7.34% 11/3/26	250,000	257,073
HSBC USA, Inc. 5.29% 3/4/27	500,000	512,516
μHuntington National Bank 4.55% 5/17/28	250,000	250,187
ING Groep NV
3.95% 3/29/27	750,000	744,050
μ4.02% 3/28/28	250,000	248,170
μ6.08% 9/11/27	200,000	206,150
JPMorgan Chase & Co.
μ1.04% 2/4/27	500,000	478,026
μ1.05% 11/19/26	250,000	240,233
μ1.58% 4/22/27	1,000,000	957,969
μ2.18% 6/1/28	250,000	237,063
2.95% 10/1/26	750,000	735,032
3.20% 6/15/26	250,000	246,336
μ3.54% 5/1/28	1,250,000	1,227,398
μ3.78% 2/1/28	1,000,000	989,082
μ3.96% 1/29/27	500,000	497,140
4.13% 12/15/26	500,000	499,795
μ4.32% 4/26/28	1,500,000	1,502,995
μ4.85% 7/25/28	1,000,000	1,017,438
μ5.04% 1/23/28	250,000	254,182
μ5.57% 4/22/28	245,000	252,612
μ6.07% 10/22/27	400,000	414,561
JPMorgan Chase Bank NA 5.11% 12/8/26	500,000	511,243
KeyCorp 2.25% 4/6/27	250,000	236,464
Lloyds Banking Group PLC
μ1.63% 5/11/27	350,000	334,426
3.75% 1/11/27	250,000	247,238
μ3.75% 3/18/28	250,000	246,210
4.58% 12/10/25	250,000	249,117
4.65% 3/24/26	250,000	249,504
μ5.46% 1/5/28	500,000	511,203
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Lloyds Banking Group PLC (continued)
μ5.99% 8/7/27	220,000	$225,809
μM&T Bank Corp. 4.55% 8/16/28	150,000	150,203
Manufacturers & Traders Trust Co.
3.40% 8/17/27	150,000	145,777
4.65% 1/27/26	250,000	249,800
5.40% 11/21/25	400,000	402,492
Mitsubishi UFJ Financial Group, Inc.
μ1.64% 10/13/27	200,000	189,658
μ2.34% 1/19/28	250,000	239,235
2.76% 9/13/26	250,000	243,357
3.29% 7/25/27	250,000	245,053
3.68% 2/22/27	250,000	247,629
3.85% 3/1/26	350,000	347,862
μ4.08% 4/19/28	600,000	596,716
μ5.02% 7/20/28	250,000	255,100
μ5.35% 9/13/28	500,000	514,921
Mizuho Financial Group, Inc.
μ1.23% 5/22/27	350,000	332,520
μ1.55% 7/9/27	500,000	475,684
3.17% 9/11/27	200,000	194,192
μ5.41% 9/13/28	400,000	412,381
Morgan Stanley
μ0.99% 12/10/26	1,250,000	1,197,736
μ1.59% 5/4/27	500,000	478,444
μ2.48% 1/21/28	1,350,000	1,296,440
3.13% 7/27/26	500,000	491,092
3.63% 1/20/27	500,000	495,492
3.95% 4/23/27	250,000	247,512
μ4.21% 4/20/28	1,000,000	997,967
μ5.05% 1/28/27	200,000	201,867
μ5.65% 4/13/28	155,000	160,013
μ6.14% 10/16/26	500,000	507,815
6.25% 8/9/26	250,000	259,088
Morgan Stanley Bank NA
4.75% 4/21/26	300,000	302,766
μ4.95% 1/14/28	775,000	786,688
μ4.97% 7/14/28	250,000	255,073
μ5.50% 5/26/28	280,000	288,826
5.88% 10/30/26	640,000	663,061
National Australia Bank Ltd.
2.50% 7/12/26	350,000	341,168
3.38% 1/14/26	250,000	247,879
3.91% 6/9/27	250,000	249,706
μNational Bank of Canada 5.60% 7/2/27	250,000	255,091
NatWest Group PLC
μ1.64% 6/14/27	500,000	476,603
μ3.07% 5/22/28	250,000	241,535
4.80% 4/5/26	250,000	251,143
μ5.52% 9/30/28	200,000	206,588
LVIP SSGA Short-Term Bond Index Fund–3

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
NatWest Group PLC (continued)
μ5.58% 3/1/28	450,000	$461,606
μ5.85% 3/2/27	250,000	254,439
Northern Trust Corp. 3.95% 10/30/25	350,000	348,666
PNC Financial Services Group, Inc.
1.15% 8/13/26	250,000	236,639
2.60% 7/23/26	350,000	340,382
μ4.76% 1/26/27	115,000	115,417
μ5.10% 7/23/27	100,000	101,435
μ5.30% 1/21/28	85,000	86,984
μ6.62% 10/20/27	605,000	632,269
Royal Bank of Canada
1.40% 11/2/26	250,000	236,964
3.63% 5/4/27	500,000	495,300
4.24% 8/3/27	250,000	251,536
4.88% 1/12/26	750,000	757,207
4.88% 1/19/27	165,000	168,084
μ5.07% 7/23/27	545,000	553,321
5.20% 7/20/26	250,000	255,271
Santander Holdings USA, Inc.
μ2.49% 1/6/28	150,000	142,182
4.40% 7/13/27	250,000	249,365
μ6.12% 5/31/27	375,000	383,054
μSantander U.K. Group Holdings PLC 2.47% 1/11/28	500,000	476,302
Sumitomo Mitsui Financial Group, Inc.
0.95% 1/12/26	250,000	239,480
1.40% 9/17/26	350,000	331,717
2.63% 7/14/26	250,000	243,193
3.01% 10/19/26	1,000,000	975,864
3.78% 3/9/26	150,000	148,996
5.46% 1/13/26	635,000	643,989
5.88% 7/13/26	200,000	205,639
Synchrony Bank 5.63% 8/23/27	200,000	203,582
Toronto-Dominion Bank
1.25% 9/10/26	250,000	237,188
2.80% 3/10/27	250,000	242,377
4.69% 9/15/27	400,000	406,708
4.98% 4/5/27	700,000	714,246
5.10% 1/9/26	350,000	353,801
5.26% 12/11/26	130,000	133,232
5.53% 7/17/26	700,000	717,955
Truist Bank 3.30% 5/15/26	250,000	245,473
Truist Financial Corp.
1.13% 8/3/27	150,000	137,836
μ1.27% 3/2/27	350,000	333,748
μ5.90% 10/28/26	370,000	374,757
μ6.05% 6/8/27	115,000	118,006
U.S. Bancorp
μ2.22% 1/27/28	250,000	238,705
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
U.S. Bancorp (continued)
3.15% 4/27/27	250,000	$245,019
μ4.55% 7/22/28	350,000	352,760
μ5.73% 10/21/26	315,000	318,909
μ6.79% 10/26/27	750,000	787,632
UBS AG 5.00% 7/9/27	500,000	510,966
UBS Group AG 4.55% 4/17/26	500,000	501,257
Wachovia Corp. 7.57% 8/1/26	500,000	526,958
Wells Fargo & Co.
μ2.39% 6/2/28	500,000	475,409
3.00% 4/22/26	750,000	736,805
3.00% 10/23/26	300,000	293,208
μ3.20% 6/17/27	500,000	490,383
μ3.53% 3/24/28	1,250,000	1,226,330
μ3.58% 5/22/28	750,000	735,456
4.10% 6/3/26	500,000	498,296
4.30% 7/22/27	500,000	501,148
μ4.81% 7/25/28	1,000,000	1,011,678
μ5.71% 4/22/28	375,000	387,221
Wells Fargo Bank NA
4.81% 1/15/26	350,000	352,662
5.25% 12/11/26	600,000	615,033
5.45% 8/7/26	250,000	255,970
Westpac Banking Corp.
1.15% 6/3/26	250,000	238,522
2.70% 8/19/26	250,000	244,250
2.85% 5/13/26	500,000	490,713
3.35% 3/8/27	250,000	246,594
4.04% 8/26/27	250,000	250,812
μ4.32% 11/23/31	250,000	248,228
		99,464,664
Beverages–1.21%
Coca-Cola Co.
1.45% 6/1/27	250,000	235,969
2.90% 5/25/27	250,000	244,271
Constellation Brands, Inc.
3.50% 5/9/27	250,000	245,604
3.70% 12/6/26	250,000	247,505
4.40% 11/15/25	250,000	249,700
Diageo Capital PLC 5.38% 10/5/26	250,000	256,021
Keurig Dr. Pepper, Inc.
2.55% 9/15/26	250,000	242,577
3.43% 6/15/27	150,000	147,121
5.10% 3/15/27	225,000	230,091
Molson Coors Beverage Co. 3.00% 7/15/26	500,000	490,558
Pepsico Singapore Financing I Pte. Ltd. 4.65% 2/16/27	250,000	254,047
PepsiCo, Inc.
2.38% 10/6/26	200,000	194,404
2.85% 2/24/26	250,000	246,472
4.55% 2/13/26	200,000	201,594
LVIP SSGA Short-Term Bond Index Fund–4

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Beverages (continued)
PepsiCo, Inc. (continued)
5.13% 11/10/26	130,000	$133,331
		3,619,265
Biotechnology–0.58%
Amgen, Inc.
2.20% 2/21/27	350,000	335,141
5.51% 3/2/26	330,000	330,115
Bio-Rad Laboratories, Inc. 3.30% 3/15/27	250,000	243,991
Gilead Sciences, Inc.
2.95% 3/1/27	250,000	243,805
3.65% 3/1/26	500,000	495,963
Illumina, Inc. 4.65% 9/9/26	70,000	70,436
		1,719,451
Building Materials–0.29%
Lennox International, Inc. 1.70% 8/1/27	150,000	140,086
Owens Corning
3.40% 8/15/26	250,000	246,284
5.50% 6/15/27	70,000	72,272
Trane Technologies Financing Ltd. 3.50% 3/21/26	150,000	148,279
Vulcan Materials Co. 3.90% 4/1/27	250,000	249,269
		856,190
Chemicals–1.08%
Air Products & Chemicals, Inc. 1.50% 10/15/25	250,000	243,304
Albemarle Corp. 4.65% 6/1/27	250,000	251,101
Celanese U.S. Holdings LLC 6.17% 7/15/27	500,000	518,103
Ecolab, Inc. 1.65% 2/1/27	150,000	142,582
EIDP, Inc. 4.50% 5/15/26	180,000	181,117
Linde, Inc. 4.70% 12/5/25	150,000	151,058
LYB International Finance III LLC 1.25% 10/1/25	350,000	338,360
Nutrien Ltd.
4.00% 12/15/26	250,000	248,143
5.20% 6/21/27	110,000	112,808
5.95% 11/7/25	55,000	55,858
PPG Industries, Inc. 1.20% 3/15/26	250,000	238,819
RPM International, Inc. 3.75% 3/15/27	250,000	246,184
Sherwin-Williams Co. 3.45% 6/1/27	250,000	245,845
Westlake Corp. 3.60% 8/15/26	250,000	246,552
		3,219,834
Commercial Services–0.73%
Cintas Corp. No. 2 3.70% 4/1/27	250,000	248,315
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
Equifax, Inc. 2.60% 12/15/25	250,000	$244,376
Global Payments, Inc.
1.20% 3/1/26	250,000	238,926
2.15% 1/15/27	250,000	238,278
4.95% 8/15/27	250,000	254,114
GXO Logistics, Inc. 1.65% 7/15/26	250,000	237,690
PayPal Holdings, Inc. 2.65% 10/1/26	500,000	487,068
S&P Global, Inc. 2.45% 3/1/27	250,000	241,134
		2,189,901
Computers–3.10%
Apple, Inc.
2.05% 9/11/26	250,000	241,936
2.45% 8/4/26	1,000,000	975,827
2.90% 9/12/27	500,000	489,160
3.00% 6/20/27	250,000	245,564
3.25% 2/23/26	750,000	743,352
3.35% 2/9/27	750,000	743,203
4.42% 5/8/26	180,000	179,745
Dell International LLC/EMC Corp.
4.90% 10/1/26	500,000	505,183
6.02% 6/15/26	714,000	731,136
Fortinet, Inc. 1.00% 3/15/26	250,000	238,355
Hewlett Packard Enterprise Co.
1.75% 4/1/26	250,000	240,346
4.40% 9/25/27	90,000	90,098
4.45% 9/25/26	90,000	90,181
4.90% 10/15/25	500,000	500,422
6.10% 4/1/26	250,000	250,058
HP, Inc. 3.00% 6/17/27	250,000	242,193
IBM International Capital Pte. Ltd. 4.60% 2/5/27	250,000	253,004
International Business Machines Corp.
1.70% 5/15/27	350,000	329,550
2.20% 2/9/27	150,000	143,644
3.30% 5/15/26	500,000	493,269
4.15% 7/27/27	250,000	250,958
4.50% 2/6/26	500,000	502,303
6.22% 8/1/27	250,000	264,774
7.00% 10/30/25	250,000	257,075
Kyndryl Holdings, Inc. 2.05% 10/15/26	250,000	237,671
		9,239,007
Cosmetics & Personal Care–0.84%
Colgate-Palmolive Co. 3.10% 8/15/27	250,000	246,257
Conopco, Inc. 7.25% 12/15/26	250,000	266,889
Estee Lauder Cos., Inc. 3.15% 3/15/27	250,000	244,986
LVIP SSGA Short-Term Bond Index Fund–5

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Cosmetics & Personal Care (continued)
Procter & Gamble Co.
0.55% 10/29/25	350,000	$337,558
2.70% 2/2/26	250,000	246,118
2.80% 3/25/27	250,000	244,280
2.85% 8/11/27	350,000	341,540
4.10% 1/26/26	125,000	125,529
Unilever Capital Corp.
2.00% 7/28/26	350,000	338,747
4.25% 8/12/27	100,000	101,002
		2,492,906
Diversified Financial Services–4.84%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45% 10/29/26	1,500,000	1,440,447
3.65% 7/21/27	250,000	245,220
4.45% 10/1/25	250,000	249,320
6.10% 1/15/27	250,000	258,865
Air Lease Corp.
1.88% 8/15/26	500,000	477,413
2.88% 1/15/26	350,000	342,813
3.63% 4/1/27	250,000	244,985
5.30% 6/25/26	85,000	86,374
Ally Financial, Inc. 4.75% 6/9/27	250,000	249,797
American Express Co.
1.65% 11/4/26	250,000	237,747
2.55% 3/4/27	250,000	241,348
3.30% 5/3/27	250,000	245,323
4.90% 2/13/26	85,000	85,721
μ5.04% 7/26/28	150,000	153,259
μ5.10% 2/16/28	930,000	947,838
μ5.39% 7/28/27	250,000	254,994
μ5.65% 4/23/27	500,000	509,620
μ6.34% 10/30/26	250,000	254,962
BlackRock Funding, Inc. 4.60% 7/26/27	170,000	173,306
Capital One Financial Corp.
3.65% 5/11/27	750,000	737,253
4.20% 10/29/25	350,000	347,525
μ4.93% 5/10/28	500,000	505,977
μ7.15% 10/29/27	100,000	105,403
Charles Schwab Corp.
1.15% 5/13/26	350,000	333,623
2.45% 3/3/27	350,000	336,133
3.30% 4/1/27	250,000	244,949
3.45% 2/13/26	250,000	247,194
5.88% 8/24/26	165,000	169,772
Discover Financial Services
4.10% 2/9/27	250,000	247,916
4.50% 1/30/26	350,000	349,565
Intercontinental Exchange, Inc.
3.10% 9/15/27	200,000	195,054
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Intercontinental Exchange, Inc. (continued)
3.75% 12/1/25	350,000	$347,974
4.00% 9/15/27	200,000	200,339
Jefferies Financial Group, Inc. 6.45% 6/8/27	250,000	262,339
LPL Holdings, Inc. 5.70% 5/20/27	200,000	204,418
Mastercard, Inc. 2.95% 11/21/26	250,000	245,264
Nomura Holdings, Inc.
1.65% 7/14/26	350,000	333,301
2.33% 1/22/27	250,000	237,920
5.71% 1/9/26	200,000	202,574
ORIX Corp. 5.00% 9/13/27	200,000	203,692
Radian Group, Inc. 4.88% 3/15/27	250,000	250,651
Visa, Inc.
1.90% 4/15/27	250,000	238,877
2.75% 9/15/27	200,000	194,453
3.15% 12/14/25	1,000,000	989,469
		14,430,987
Electric–5.18%
AEP Transmission Co. LLC 3.10% 12/1/26	250,000	244,433
Baltimore Gas & Electric Co. 2.40% 8/15/26	250,000	243,116
CenterPoint Energy, Inc. 5.25% 8/10/26	500,000	508,127
CMS Energy Corp. 3.45% 8/15/27	150,000	147,016
Commonwealth Edison Co. 2.95% 8/15/27	150,000	145,865
Connecticut Light & Power Co. 3.20% 3/15/27	250,000	245,421
Dominion Energy, Inc. 3.90% 10/1/25	350,000	347,901
DTE Electric Co. 4.85% 12/1/26	120,000	122,402
DTE Energy Co.
2.85% 10/1/26	250,000	243,361
4.95% 7/1/27	65,000	66,097
Duke Energy Carolinas LLC 2.95% 12/1/26	250,000	244,711
Duke Energy Corp.
2.65% 9/1/26	250,000	243,094
3.15% 8/15/27	350,000	340,047
4.85% 1/5/27	110,000	111,764
5.00% 12/8/25	90,000	90,617
Enel Americas SA 4.00% 10/25/26	100,000	99,230
Entergy Louisiana LLC 3.12% 9/1/27	400,000	391,224
LVIP SSGA Short-Term Bond Index Fund–6

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Evergy Kansas Central, Inc. 2.55% 7/1/26	350,000	$340,946
Eversource Energy
4.75% 5/15/26	125,000	125,706
5.00% 1/1/27	65,000	66,032
Exelon Corp. 2.75% 3/15/27	250,000	241,926
FirstEnergy Corp. 3.90% 7/15/27	500,000	494,806
Florida Power & Light Co.
3.30% 5/30/27	500,000	491,503
4.45% 5/15/26	125,000	125,920
Fortis, Inc. 3.06% 10/4/26	300,000	291,913
Georgia Power Co.
3.25% 4/1/26	250,000	246,768
3.25% 3/30/27	250,000	245,102
5.00% 2/23/27	510,000	521,208
MidAmerican Energy Co. 3.10% 5/1/27	250,000	244,674
National Rural Utilities Cooperative Finance Corp.
1.00% 6/15/26	250,000	236,906
3.25% 11/1/25	250,000	247,245
4.12% 9/16/27	60,000	60,411
5.10% 5/6/27	250,000	256,440
5.60% 11/13/26	180,000	185,365
NextEra Energy Capital Holdings, Inc.
3.55% 5/1/27	500,000	493,117
4.63% 7/15/27	500,000	507,487
4.95% 1/29/26	260,000	262,620
NSTAR Electric Co. 3.20% 5/15/27	250,000	244,376
Oncor Electric Delivery Co. LLC 0.55% 10/1/25	350,000	337,253
Pacific Gas & Electric Co.
2.10% 8/1/27	350,000	328,001
2.95% 3/1/26	350,000	341,588
3.15% 1/1/26	100,000	98,109
3.30% 3/15/27	250,000	243,026
Public Service Electric & Gas Co. 3.00% 5/15/27	250,000	243,671
Sempra
3.25% 6/15/27	150,000	146,224
5.40% 8/1/26	250,000	254,658
Southern California Edison Co.
1.20% 2/1/26	250,000	239,665
4.40% 9/6/26	250,000	251,908
4.70% 6/1/27	250,000	253,499
5.35% 3/1/26	115,000	116,566
Southern Co.
3.25% 7/1/26	350,000	343,940
5.11% 8/1/27	150,000	153,471
5.15% 10/6/25	80,000	80,583
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Southwestern Electric Power Co. 1.65% 3/15/26	250,000	$241,096
Union Electric Co. 2.95% 6/15/27	250,000	243,166
Virginia Electric & Power Co.
2.95% 11/15/26	250,000	244,424
3.50% 3/15/27	250,000	246,941
3.75% 5/15/27	250,000	248,072
WEC Energy Group, Inc.
4.75% 1/9/26	415,000	416,768
5.60% 9/12/26	65,000	66,644
Wisconsin Public Service Corp. 5.35% 11/10/25	75,000	75,814
Xcel Energy, Inc.
1.75% 3/15/27	250,000	235,579
3.35% 12/1/26	250,000	245,015
		15,460,578
Electrical Components & Equipment–0.09%
Emerson Electric Co. 0.88% 10/15/26	300,000	282,471
		282,471
Electronics–0.95%
Amphenol Corp.
4.75% 3/30/26	255,000	256,807
5.05% 4/5/27	110,000	112,582
Flex Ltd. 3.75% 2/1/26	250,000	247,203
Honeywell International, Inc.
1.10% 3/1/27	250,000	234,170
2.50% 11/1/26	500,000	487,035
4.65% 7/30/27	200,000	204,017
Hubbell, Inc. 3.15% 8/15/27	250,000	242,426
Jabil, Inc. 4.25% 5/15/27	250,000	248,267
Keysight Technologies, Inc. 4.60% 4/6/27	250,000	251,619
Tyco Electronics Group SA
3.13% 8/15/27	150,000	146,388
3.70% 2/15/26	250,000	248,163
4.50% 2/13/26	150,000	150,787
		2,829,464
Entertainment–0.43%
Warnermedia Holdings, Inc.
3.76% 3/15/27	1,000,000	966,948
6.41% 3/15/26	325,000	325,192
		1,292,140
Environmental Control–0.22%
Republic Services, Inc. 0.88% 11/15/25	250,000	240,518
Waste Management, Inc. 4.95% 7/3/27	400,000	410,776
		651,294
LVIP SSGA Short-Term Bond Index Fund–7

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Food–1.45%
Campbell Soup Co.
5.20% 3/19/27	100,000	$102,620
5.30% 3/20/26	65,000	65,923
Conagra Brands, Inc. 5.30% 10/1/26	450,000	458,637
Flowers Foods, Inc. 3.50% 10/1/26	250,000	245,644
General Mills, Inc.
3.20% 2/10/27	150,000	146,730
4.70% 1/30/27	75,000	75,909
5.24% 11/18/25	160,000	160,048
JBS USA Holding Lux SARL/ JBS USA Food Co./ JBS Lux Co. SARL 2.50% 1/15/27	250,000	239,182
Kraft Heinz Foods Co.
3.00% 6/1/26	250,000	244,857
3.88% 5/15/27	250,000	248,217
Kroger Co.
2.65% 10/15/26	300,000	291,165
3.50% 2/1/26	250,000	246,973
3.70% 8/1/27	250,000	247,066
4.60% 8/15/27	95,000	95,817
4.70% 8/15/26	95,000	95,615
McCormick & Co., Inc.
0.90% 2/15/26	250,000	238,774
3.40% 8/15/27	150,000	146,943
Sysco Corp.
3.25% 7/15/27	150,000	146,142
3.30% 7/15/26	250,000	245,902
3.75% 10/1/25	250,000	248,257
Tyson Foods, Inc.
3.55% 6/2/27	200,000	196,143
4.00% 3/1/26	150,000	149,205
		4,335,769
Gas–0.15%
National Fuel Gas Co. 3.95% 9/15/27	200,000	196,408
Southern California Gas Co. 2.95% 4/15/27	250,000	243,317
		439,725
Hand Machine Tools–0.28%
Regal Rexnord Corp. 6.05% 2/15/26	200,000	203,086
Stanley Black & Decker, Inc.
3.40% 3/1/26	150,000	147,906
6.27% 3/6/26	500,000	499,882
		850,874
Health Care Products–0.77%
Abbott Laboratories 3.75% 11/30/26	250,000	249,836
Agilent Technologies, Inc. 4.20% 9/9/27	400,000	401,115
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Products (continued)
Baxter International, Inc. 1.92% 2/1/27	550,000	$520,825
GE HealthCare Technologies, Inc. 5.60% 11/15/25	350,000	353,750
Stryker Corp. 3.50% 3/15/26	250,000	247,397
Thermo Fisher Scientific, Inc.
4.95% 8/10/26	250,000	254,221
5.00% 12/5/26	250,000	255,307
		2,282,451
Health Care Services–2.13%
Cigna Group
4.13% 11/15/25	250,000	249,215
4.50% 2/25/26	250,000	250,601
5.69% 3/15/26	750,000	750,183
CommonSpirit Health 1.55% 10/1/25	250,000	241,161
Elevance Health, Inc.
1.50% 3/15/26	250,000	240,503
4.90% 2/8/26	70,000	69,958
5.35% 10/15/25	120,000	121,003
HCA, Inc.
3.13% 3/15/27	250,000	242,990
4.50% 2/15/27	350,000	350,445
5.25% 6/15/26	350,000	352,577
5.38% 9/1/26	250,000	252,707
5.88% 2/15/26	250,000	252,623
Humana, Inc. 5.70% 3/13/26	375,000	375,181
Kaiser Foundation Hospitals 3.15% 5/1/27	250,000	245,056
Laboratory Corp. of America Holdings
1.55% 6/1/26	250,000	238,724
3.60% 9/1/27	200,000	196,244
PeaceHealth Obligated Group 1.38% 11/15/25	250,000	240,641
SSM Health Care Corp. 3.82% 6/1/27	250,000	247,946
UnitedHealth Group, Inc.
1.25% 1/15/26	250,000	241,232
3.10% 3/15/26	250,000	246,858
3.70% 12/15/25	250,000	248,774
3.70% 5/15/27	250,000	248,825
4.60% 4/15/27	250,000	254,583
4.75% 7/15/26	110,000	111,621
5.15% 10/15/25	80,000	80,815
		6,350,466
Home Builders–0.20%
Dr. Horton, Inc. 2.60% 10/15/25	350,000	343,139
Toll Brothers Finance Corp. 4.88% 3/15/27	250,000	251,695
		594,834
LVIP SSGA Short-Term Bond Index Fund–8

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Household Products Wares–0.14%
Kimberly-Clark Corp.
1.05% 9/15/27	200,000	$184,069
2.75% 2/15/26	250,000	245,585
		429,654
Insurance–1.59%
Aflac, Inc. 1.13% 3/15/26	350,000	334,808
Allstate Corp. 0.75% 12/15/25	350,000	335,532
American National Group, Inc. 5.00% 6/15/27	250,000	251,577
Aon Global Ltd. 3.88% 12/15/25	250,000	249,048
Aon North America, Inc. 5.13% 3/1/27	95,000	97,188
Arch Capital Finance LLC 4.01% 12/15/26	250,000	248,359
Berkshire Hathaway, Inc. 3.13% 3/15/26	500,000	493,941
Brighthouse Financial, Inc. 3.70% 6/22/27	250,000	244,543
Chubb INA Holdings LLC 3.35% 5/3/26	350,000	345,881
CNA Financial Corp. 4.50% 3/1/26	250,000	250,127
Corebridge Financial, Inc. 3.65% 4/5/27	250,000	245,937
Manulife Financial Corp. 4.15% 3/4/26	350,000	349,183
Old Republic International Corp. 3.88% 8/26/26	250,000	247,461
Principal Financial Group, Inc. 3.10% 11/15/26	250,000	244,327
μPrudential Financial, Inc. 4.50% 9/15/47	400,000	394,623
RenaissanceRe Finance, Inc. 3.45% 7/1/27	150,000	146,981
Trinity Acquisition PLC 4.40% 3/15/26	250,000	249,364
		4,728,880
Internet–1.82%
Alphabet, Inc. 2.00% 8/15/26	500,000	484,665
Amazon.com, Inc.
1.00% 5/12/26	500,000	478,058
1.20% 6/3/27	250,000	233,601
3.15% 8/22/27	1,000,000	981,681
3.30% 4/13/27	500,000	493,614
5.20% 12/3/25	250,000	252,889
Baidu, Inc.
1.63% 2/23/27	250,000	235,642
3.63% 7/6/27	250,000	246,475
Booking Holdings, Inc. 3.60% 6/1/26	250,000	248,389
eBay, Inc.
1.40% 5/10/26	350,000	334,713
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Internet (continued)
eBay, Inc. (continued)
5.90% 11/22/25	280,000	$284,101
Expedia Group, Inc.
4.63% 8/1/27	150,000	151,173
5.00% 2/15/26	250,000	251,341
Meta Platforms, Inc. 3.50% 8/15/27	500,000	495,910
Netflix, Inc. 4.38% 11/15/26	250,000	251,829
		5,424,081
Investment Companies–1.44%
Ares Capital Corp.
2.15% 7/15/26	250,000	237,569
2.88% 6/15/27	150,000	141,889
3.88% 1/15/26	250,000	246,359
Blackstone Private Credit Fund
2.63% 12/15/26	750,000	709,163
3.25% 3/15/27	250,000	238,256
4.95% 9/26/27	110,000	109,015
Blackstone Secured Lending Fund 2.75% 9/16/26	500,000	477,782
Blue Owl Capital Corp. 3.40% 7/15/26	250,000	242,028
Blue Owl Credit Income Corp. 7.75% 9/16/27	200,000	210,702
FS KKR Capital Corp.
2.63% 1/15/27	250,000	235,130
3.25% 7/15/27	200,000	189,417
Goldman Sachs BDC, Inc. 6.38% 3/11/27	325,000	334,992
Golub Capital BDC, Inc.
2.05% 2/15/27	100,000	92,342
2.50% 8/24/26	250,000	237,095
Main Street Capital Corp.
3.00% 7/14/26	250,000	239,495
6.50% 6/4/27	60,000	61,335
Morgan Stanley Direct Lending Fund 4.50% 2/11/27	150,000	148,980
Oaktree Specialty Lending Corp. 2.70% 1/15/27	150,000	140,491
		4,292,040
Iron & Steel–0.08%
ArcelorMittal SA 4.55% 3/11/26	250,000	249,646
		249,646
Lodging–0.66%
Hyatt Hotels Corp.
4.85% 3/15/26	250,000	250,544
5.75% 1/30/27	150,000	153,672
Las Vegas Sands Corp. 5.90% 6/1/27	500,000	513,455
LVIP SSGA Short-Term Bond Index Fund–9

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Lodging (continued)
Marriott International, Inc.
3.75% 10/1/25	250,000	$248,158
5.45% 9/15/26	65,000	66,595
Sands China Ltd.
2.30% 3/8/27	250,000	233,989
3.80% 1/8/26	500,000	491,321
		1,957,734
Machinery Construction & Mining–0.62%
Caterpillar Financial Services Corp.
0.90% 3/2/26	250,000	239,767
1.10% 9/14/27	200,000	185,098
1.15% 9/14/26	250,000	237,158
3.60% 8/12/27	250,000	248,440
4.35% 5/15/26	250,000	251,458
4.45% 10/16/26	180,000	182,105
4.50% 1/8/27	135,000	136,888
4.80% 1/6/26	100,000	100,937
5.00% 5/14/27	250,000	256,930
		1,838,781
Machinery Diversified–1.17%
CNH Industrial Capital LLC
1.45% 7/15/26	250,000	237,684
1.88% 1/15/26	250,000	241,856
5.45% 10/14/25	85,000	85,797
John Deere Capital Corp.
1.70% 1/11/27	150,000	142,615
2.80% 9/8/27	400,000	387,324
4.20% 7/15/27	125,000	126,028
4.50% 1/8/27	250,000	253,218
4.75% 6/8/26	110,000	111,545
4.80% 1/9/26	665,000	671,118
4.85% 3/5/27	250,000	255,109
4.90% 6/11/27	220,000	225,501
4.95% 3/6/26	150,000	151,909
5.15% 9/8/26	100,000	102,341
Westinghouse Air Brake Technologies Corp. 3.45% 11/15/26	250,000	245,606
Xylem, Inc. 3.25% 11/1/26	250,000	244,885
		3,482,536
Media–1.30%
Charter Communications Operating LLC/Charter Communications Operating Capital 6.15% 11/10/26	240,000	246,672
Comcast Corp.
2.35% 1/15/27	250,000	241,016
3.15% 3/1/26	250,000	246,545
3.30% 2/1/27	250,000	246,065
3.30% 4/1/27	250,000	245,959
3.95% 10/15/25	350,000	349,012
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Comcast Corp. (continued)
5.25% 11/7/25	355,000	$358,819
FactSet Research Systems, Inc. 2.90% 3/1/27	250,000	241,777
Paramount Global 2.90% 1/15/27	500,000	478,470
TCI Communications, Inc. 7.88% 2/15/26	250,000	261,928
TWDC Enterprises 18 Corp.
1.85% 7/30/26	250,000	240,725
2.95% 6/15/27	250,000	243,598
3.00% 2/13/26	250,000	246,299
Walt Disney Co. 1.75% 1/13/26	250,000	242,913
		3,889,798
Mining–0.22%
BHP Billiton Finance USA Ltd.
5.25% 9/8/26	250,000	255,507
6.42% 3/1/26	250,000	257,279
Kinross Gold Corp. 4.50% 7/15/27	150,000	150,471
		663,257
Miscellaneous Manufacturing–0.28%
Eaton Corp. 3.10% 9/15/27	200,000	195,320
Illinois Tool Works, Inc. 2.65% 11/15/26	250,000	244,189
Parker-Hannifin Corp. 4.25% 9/15/27	400,000	401,285
		840,794
Office Business Equipment–0.16%
CDW LLC/CDW Finance Corp. 2.67% 12/1/26	500,000	481,069
		481,069
Oil & Gas–2.35%
BP Capital Markets America, Inc.
3.12% 5/4/26	350,000	344,703
3.41% 2/11/26	250,000	247,914
3.59% 4/14/27	250,000	247,183
BP Capital Markets PLC 3.28% 9/19/27	400,000	392,059
Canadian Natural Resources Ltd. 3.85% 6/1/27	250,000	246,538
Cenovus Energy, Inc. 4.25% 4/15/27	250,000	248,868
Chevron Corp.
2.00% 5/11/27	250,000	238,831
2.95% 5/16/26	250,000	246,337
3.33% 11/17/25	250,000	247,916
LVIP SSGA Short-Term Bond Index Fund–10

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Chevron USA, Inc. 1.02% 8/12/27	150,000	$138,701
Coterra Energy, Inc. 3.90% 5/15/27	250,000	246,292
Devon Energy Corp. 5.85% 12/15/25	250,000	252,538
Diamondback Energy, Inc. 5.20% 4/18/27	350,000	357,209
EOG Resources, Inc. 4.15% 1/15/26	250,000	250,002
Exxon Mobil Corp.
2.28% 8/16/26	250,000	243,015
3.04% 3/1/26	250,000	246,954
Hess Corp. 4.30% 4/1/27	250,000	249,940
HF Sinclair Corp.
5.88% 4/1/26	240,000	243,394
6.38% 4/15/27	150,000	152,068
Marathon Oil Corp. 4.40% 7/15/27	250,000	250,303
Occidental Petroleum Corp. 5.00% 8/1/27	335,000	339,610
Ovintiv, Inc. 5.38% 1/1/26	250,000	251,668
Phillips 66 Co. 3.55% 10/1/26	250,000	246,754
Pioneer Natural Resources Co. 5.10% 3/29/26	160,000	162,257
Shell International Finance BV
2.50% 9/12/26	250,000	242,494
2.88% 5/10/26	500,000	490,379
Valero Energy Corp. 2.15% 9/15/27	200,000	188,643
		7,012,570
Oil & Gas Services–0.08%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc. 2.06% 12/15/26	250,000	239,686
		239,686
Packaging & Containers–0.27%
Berry Global, Inc.
1.57% 1/15/26	250,000	240,567
1.65% 1/15/27	250,000	234,694
Sonoco Products Co. 4.45% 9/1/26	75,000	75,014
WRKCo, Inc. 4.65% 3/15/26	250,000	250,150
		800,425
Pharmaceuticals–3.86%
AbbVie, Inc.
2.95% 11/21/26	750,000	734,204
3.20% 5/14/26	350,000	345,477
4.80% 3/15/27	575,000	586,150
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Astrazeneca Finance LLC
1.20% 5/28/26	750,000	$717,581
4.80% 2/26/27	320,000	326,256
AstraZeneca PLC 3.13% 6/12/27	250,000	244,980
Becton Dickinson & Co. 3.70% 6/6/27	250,000	246,865
Bristol-Myers Squibb Co.
3.25% 2/27/27	500,000	492,414
4.90% 2/22/27	515,000	526,053
4.95% 2/20/26	100,000	101,283
Cardinal Health, Inc. 3.41% 6/15/27	250,000	244,983
CVS Health Corp.
1.30% 8/21/27	500,000	459,370
2.88% 6/1/26	500,000	487,898
3.00% 8/15/26	250,000	244,250
3.63% 4/1/27	500,000	493,034
Eli Lilly & Co.
3.10% 5/15/27	250,000	245,659
4.15% 8/14/27	175,000	176,635
5.00% 2/27/26	110,000	110,024
Johnson & Johnson
0.95% 9/1/27	400,000	370,774
2.45% 3/1/26	250,000	245,175
2.95% 3/3/27	250,000	245,764
McKesson Corp. 1.30% 8/15/26	250,000	237,702
Merck & Co., Inc. 1.70% 6/10/27	350,000	331,650
Novartis Capital Corp.
2.00% 2/14/27	350,000	336,039
3.00% 11/20/25	250,000	247,112
3.10% 5/17/27	250,000	245,808
Pfizer Investment Enterprises Pte. Ltd. 4.45% 5/19/26	585,000	588,666
Pfizer, Inc. 3.00% 12/15/26	500,000	490,473
Shire Acquisitions Investments Ireland DAC 3.20% 9/23/26	500,000	492,127
Utah Acquisition Sub, Inc. 3.95% 6/15/26	302,000	299,016
Viatris, Inc. 2.30% 6/22/27	250,000	235,567
Zoetis, Inc.
3.00% 9/12/27	200,000	193,931
5.40% 11/14/25	155,000	156,462
		11,499,382
Pipelines–2.70%
Boardwalk Pipelines LP 4.45% 7/15/27	100,000	100,182
Cheniere Corpus Christi Holdings LLC 5.13% 6/30/27	250,000	254,143
DCP Midstream Operating LP 5.63% 7/15/27	150,000	154,301
LVIP SSGA Short-Term Bond Index Fund–11

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Enbridge, Inc.
1.60% 10/4/26	200,000	$189,767
3.70% 7/15/27	150,000	147,860
5.25% 4/5/27	180,000	184,296
5.90% 11/15/26	110,000	113,593
Energy Transfer LP
3.90% 7/15/26	350,000	346,704
4.40% 3/15/27	250,000	250,398
5.50% 6/1/27	250,000	256,393
6.05% 12/1/26	500,000	517,532
Enterprise Products Operating LLC
3.95% 2/15/27	150,000	149,584
4.60% 1/11/27	400,000	405,119
5.05% 1/10/26	90,000	91,015
μ5.25% 8/16/77	250,000	246,599
MPLX LP 1.75% 3/1/26	250,000	240,755
Northwest Pipeline LLC 4.00% 4/1/27	250,000	247,425
ONEOK, Inc.
4.00% 7/13/27	150,000	148,849
4.25% 9/24/27	150,000	150,143
5.55% 11/1/26	250,000	255,665
5.85% 1/15/26	250,000	253,791
Plains All American Pipeline LP/PAA Finance Corp.
4.50% 12/15/26	250,000	250,141
4.65% 10/15/25	350,000	349,444
Sabine Pass Liquefaction LLC
5.00% 3/15/27	250,000	253,245
5.88% 6/30/26	250,000	254,084
South Bow USA Infrastructure Holdings LLC 4.91% 9/1/27	200,000	201,529
Spectra Energy Partners LP 3.38% 10/15/26	250,000	245,591
Targa Resources Corp. 5.20% 7/1/27	250,000	255,728
TC PipeLines LP 3.90% 5/25/27	250,000	246,186
Tennessee Gas Pipeline Co. LLC 7.00% 3/15/27	250,000	264,199
TransCanada PipeLines Ltd. 6.20% 3/9/26	250,000	250,244
Transcontinental Gas Pipe Line Co. LLC 7.85% 2/1/26	250,000	258,572
Western Midstream Operating LP 4.65% 7/1/26	250,000	250,032
Williams Cos., Inc. 5.40% 3/2/26	260,000	263,371
		8,046,480
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate–0.05%
CBRE Services, Inc. 4.88% 3/1/26	150,000	$150,692
		150,692
Real Estate Investment Trusts–3.52%
American Tower Corp.
1.60% 4/15/26	250,000	239,530
3.13% 1/15/27	150,000	146,009
3.38% 10/15/26	350,000	343,932
3.55% 7/15/27	250,000	244,790
3.65% 3/15/27	250,000	246,177
AvalonBay Communities, Inc.
2.90% 10/15/26	150,000	146,520
3.35% 5/15/27	250,000	245,268
3.50% 11/15/25	250,000	247,761
Boston Properties LP 2.75% 10/1/26	500,000	481,979
Brixmor Operating Partnership LP 3.90% 3/15/27	500,000	492,019
Crown Castle, Inc.
1.05% 7/15/26	250,000	235,811
2.90% 3/15/27	350,000	338,597
3.65% 9/1/27	200,000	196,057
3.70% 6/15/26	250,000	246,956
4.00% 3/1/27	250,000	248,248
Digital Realty Trust LP 3.70% 8/15/27	350,000	345,070
DOC Dr. LLC 4.30% 3/15/27	250,000	249,742
EPR Properties 4.75% 12/15/26	250,000	249,010
Equinix, Inc. 1.45% 5/15/26	250,000	238,827
ERP Operating LP
2.85% 11/1/26	250,000	243,708
3.25% 8/1/27	150,000	146,471
Federal Realty OP LP 3.25% 7/15/27	150,000	145,403
GLP Capital LP/GLP Financing II, Inc. 5.38% 4/15/26	250,000	251,013
Healthcare Realty Holdings LP 3.75% 7/1/27	250,000	244,844
Highwoods Realty LP 3.88% 3/1/27	250,000	244,345
Host Hotels & Resorts LP 4.50% 2/1/26	250,000	249,253
Kimco Realty OP LLC 2.80% 10/1/26	300,000	291,083
Kite Realty Group LP 4.00% 10/1/26	100,000	98,637
Mid-America Apartments LP 4.00% 11/15/25	250,000	248,685
NNN REIT, Inc. 3.60% 12/15/26	250,000	246,805
LVIP SSGA Short-Term Bond Index Fund–12

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Omega Healthcare Investors, Inc. 4.50% 4/1/27	250,000	$248,757
Prologis LP
2.13% 4/15/27	250,000	238,372
3.25% 10/1/26	200,000	196,918
Public Storage Operating Co. 0.88% 2/15/26	250,000	239,112
Realty Income Corp.
3.00% 1/15/27	500,000	486,809
3.95% 8/15/27	250,000	248,470
5.05% 1/13/26	70,000	70,009
Simon Property Group LP
3.25% 11/30/26	250,000	245,631
3.30% 1/15/26	250,000	247,062
Tanger Properties LP 3.88% 7/15/27	200,000	195,601
Ventas Realty LP 3.85% 4/1/27	250,000	246,791
Welltower OP LLC 4.25% 4/1/26	250,000	249,631
		10,505,713
Retail–1.87%
AutoNation, Inc. 4.50% 10/1/25	250,000	248,988
AutoZone, Inc. 5.05% 7/15/26	190,000	192,826
Costco Wholesale Corp. 1.38% 6/20/27	250,000	234,506
Darden Restaurants, Inc. 4.35% 10/15/27	75,000	74,984
Dollar General Corp.
3.88% 4/15/27	250,000	246,695
4.15% 11/1/25	250,000	248,402
Home Depot, Inc.
2.13% 9/15/26	250,000	241,681
2.50% 4/15/27	250,000	241,595
2.80% 9/14/27	200,000	194,336
2.88% 4/15/27	250,000	244,116
4.88% 6/25/27	85,000	87,208
4.95% 9/30/26	170,000	173,359
5.15% 6/25/26	115,000	117,359
Lowe's Cos., Inc.
2.50% 4/15/26	250,000	244,191
3.10% 5/3/27	250,000	243,770
3.35% 4/1/27	250,000	245,441
4.80% 4/1/26	100,000	100,800
McDonald's Corp.
3.50% 7/1/27	250,000	246,526
3.70% 1/30/26	250,000	248,504
O'Reilly Automotive, Inc.
3.60% 9/1/27	200,000	196,787
5.75% 11/20/26	125,000	128,864
Starbucks Corp.
4.75% 2/15/26	185,000	186,327
4.85% 2/8/27	250,000	253,972
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
TJX Cos., Inc. 2.25% 9/15/26	250,000	$241,966
Walmart, Inc.
1.05% 9/17/26	250,000	237,414
3.05% 7/8/26	250,000	247,195
4.00% 4/15/26	200,000	200,570
		5,568,382
Semiconductors–1.77%
Analog Devices, Inc. 3.50% 12/5/26	250,000	247,899
Applied Materials, Inc. 3.30% 4/1/27	250,000	246,176
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.88% 1/15/27	500,000	496,651
Broadcom, Inc.
3.46% 9/15/26	250,000	246,628
5.05% 7/12/27	250,000	255,511
Intel Corp.
2.60% 5/19/26	250,000	242,596
3.15% 5/11/27	250,000	241,656
3.75% 8/5/27	250,000	245,076
4.88% 2/10/26	670,000	673,354
Lam Research Corp. 3.75% 3/15/26	250,000	248,595
Micron Technology, Inc. 4.19% 2/15/27	200,000	199,456
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.15% 5/1/27	250,000	243,020
4.40% 6/1/27	250,000	250,704
QUALCOMM, Inc. 3.25% 5/20/27	250,000	246,035
Skyworks Solutions, Inc. 1.80% 6/1/26	250,000	238,835
Texas Instruments, Inc. 4.60% 2/8/27	120,000	121,922
TSMC Arizona Corp.
1.75% 10/25/26	350,000	332,721
3.88% 4/22/27	500,000	497,080
		5,273,915
Software–2.40%
Adobe, Inc.
2.15% 2/1/27	150,000	144,211
4.85% 4/4/27	85,000	87,041
Fidelity National Information Services, Inc. 1.15% 3/1/26	250,000	238,969
Fiserv, Inc.
2.25% 6/1/27	250,000	237,866
3.20% 7/1/26	250,000	245,402
5.15% 3/15/27	215,000	219,830
Intuit, Inc. 5.25% 9/15/26	200,000	204,889
Microsoft Corp.
2.40% 8/8/26	750,000	731,309
LVIP SSGA Short-Term Bond Index Fund–13

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Software (continued)
Microsoft Corp. (continued)
3.13% 11/3/25	500,000	$495,281
3.30% 2/6/27	750,000	743,281
3.40% 6/15/27	500,000	496,701
Oracle Corp.
1.65% 3/25/26	750,000	720,940
2.80% 4/1/27	1,000,000	968,214
5.80% 11/10/25	145,000	147,261
Roper Technologies, Inc. 3.85% 12/15/25	250,000	248,739
Take-Two Interactive Software, Inc. 5.00% 3/28/26	250,000	252,353
VMware LLC 3.90% 8/21/27	750,000	742,241
Workday, Inc. 3.50% 4/1/27	250,000	245,968
		7,170,496
Telecommunications–2.66%
AT&T, Inc.
1.70% 3/25/26	750,000	721,926
2.30% 6/1/27	500,000	477,468
2.95% 7/15/26	250,000	244,748
3.80% 2/15/27	150,000	148,652
4.25% 3/1/27	250,000	250,760
5.54% 2/20/26	300,000	299,817
Cisco Systems, Inc.
2.95% 2/28/26	250,000	246,699
4.80% 2/26/27	315,000	321,894
4.90% 2/26/26	235,000	238,291
Juniper Networks, Inc. 1.20% 12/10/25	250,000	239,515
Rogers Communications, Inc.
2.90% 11/15/26	250,000	243,003
3.63% 12/15/25	250,000	247,170
Sprint LLC 7.63% 3/1/26	500,000	516,475
Telefonica Emisiones SA 4.10% 3/8/27	250,000	248,937
TELUS Corp. 3.70% 9/15/27	200,000	196,410
T-Mobile USA, Inc.
2.25% 2/15/26	500,000	486,133
3.75% 4/15/27	1,250,000	1,234,978
Verizon Communications, Inc.
1.45% 3/20/26	750,000	719,326
2.63% 8/15/26	500,000	485,988
4.13% 3/16/27	350,000	349,497
		7,917,687
Toys Games Hobbies–0.15%
Hasbro, Inc.
3.50% 9/15/27	200,000	194,771
3.55% 11/19/26	250,000	245,058
		439,829
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation–0.64%
Burlington Northern Santa Fe LLC 7.00% 12/15/25	250,000	$258,222
Canadian Pacific Railway Co. 1.75% 12/2/26	250,000	237,862
CSX Corp.
2.60% 11/1/26	250,000	243,127
3.25% 6/1/27	250,000	245,416
JB Hunt Transport Services, Inc. 3.88% 3/1/26	250,000	248,483
Ryder System, Inc.
2.90% 12/1/26	250,000	242,645
5.30% 3/15/27	110,000	112,556
Union Pacific Corp. 4.75% 2/21/26	65,000	65,489
United Parcel Service, Inc. 2.40% 11/15/26	250,000	242,157
		1,895,957
Trucking & Leasing–0.03%
GATX Corp. 5.40% 3/15/27	80,000	82,120
		82,120
Total Corporate Bonds (Cost $286,671,716)		291,447,101
SUPRANATIONAL BANKS–0.73%
Australia & New Zealand Banking Group Ltd.
4.75% 1/18/27	250,000	254,160
5.00% 3/18/26	250,000	253,167
5.67% 10/3/25	400,000	405,799
Cooperatieve Rabobank UA
5.04% 3/5/27	250,000	255,817
5.50% 10/5/26	500,000	514,169
National Australia Bank Ltd.
4.75% 12/10/25	250,000	251,716
5.09% 6/11/27	250,000	256,927
Total Supranational Banks (Cost $2,148,765)		2,191,755

	Number of Shares
MONEY MARKET FUND–3.90%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.94%)	11,627,796	11,627,796
Total Money Market Fund (Cost $11,627,796)		11,627,796

LVIP SSGA Short-Term Bond Index Fund–14

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
TOTAL INVESTMENTS–102.38% (Cost $300,448,277)	$305,266,652

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(2.38%)	(7,106,464)
NET ASSETS APPLICABLE TO 29,019,281 SHARES OUTSTANDING–100.00%	$298,160,188

♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2024. Rate will reset at a future date.

Summary of Abbreviations:
HSBC–Hong Kong and Shanghai Banking Corporation
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
LVIP SSGA Short-Term Bond Index Fund–15